Commitments and Contingent Liabilities (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended								3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2010	Jul. 31, 2004	Mar. 31, 2012 Plaintiffs lawsuits	Mar. 31, 2011	Dec. 31, 2011 lawsuits Plaintiffs	Dec. 31, 2010 Plaintiffs lawsuits	Dec. 31, 2009	Mar. 31, 2012 Compensatory Damages [Member] lawsuits	Mar. 31, 2012 Punitive Damages [Member] lawsuits	Mar. 31, 2012 Gainesville Plant [Member]	Dec. 31, 2011 Gainesville Plant [Member] Plaintiffs	Mar. 31, 2012 Portland, Victoria, Australia [Member] lawsuits	Feb. 18, 2012 Portland, Victoria, Australia [Member] T	Mar. 31, 2012 Stickney, Illinois [Member]	Mar. 31, 2012 Australia Sites [Member]	Mar. 31, 2012 Pennsylvania [Member] lawsuits	Dec. 31, 2011 Pennsylvania [Member] lawsuits	Mar. 31, 2012 Arkansas [Member] lawsuits	Dec. 31, 2011 Arkansas [Member] lawsuits	Mar. 31, 2012 Tennessee [Member] lawsuits	Dec. 31, 2011 Tennessee [Member] lawsuits	Mar. 31, 2012 Indiana [Member] lawsuits	Dec. 31, 2011 Indiana [Member] lawsuits	Mar. 31, 2012 Illinois [Member] lawsuits	Dec. 31, 2011 Illinois [Member] lawsuits	Mar. 31, 2010 Australia [Member]	Mar. 31, 2012 Australia [Member]	Dec. 31, 2011 Australia [Member]	Mar. 31, 2011 Australia [Member]	Dec. 31, 2011 Australia [Member]	Mar. 31, 2012 Domestic [Member]	Dec. 31, 2011 Domestic [Member]	Mar. 31, 2012 Minimum [Member] Arkansas [Member]	Dec. 31, 2011 Minimum [Member] Arkansas [Member]	Mar. 31, 2012 Minimum [Member] Illinois [Member]	Dec. 31, 2011 Minimum [Member] Illinois [Member]	Mar. 31, 2012 Inventory Losses [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Emergency Response Expense [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Incremental Logistics Expenses [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Estimated Material Clean Up and Removal Expenses [Member] Portland, Victoria, Australia [Member]
Commitments and Contingent Liabilities (Textual) [Abstract]
Number of plaintiffs			131		131	111					3
Number of cases			74		73	62		74	65			2				67	66	4	4	1	1	1	1	1	1
Compensatory damages			$ 1,000,000																	$ 15,000,000	$ 15,000,000												$ 50,000	$ 50,000	$ 50,000	$ 50,000
Litigation expense						3,000,000
Environmental legal indemnification expense		7,000,000
Joint motion proceeding, stay days granted										120 days
Number of new defendants											26
Environmental remediation expense												1,700,000															6,900,000	6,700,000		1,600,000							400,000	500,000	400,000	400,000
Environmental remediation costs paid by others			15,000,000		15,000,000
Estimate of remediation expense by others																															100,000,000	100,000,000
Environmental contingencies company has not provided a reserve																															600,000	700,000
Amount contributable by third party																												7,500,000		7,500,000
Net amount contributed by third party																											4,200,000	4,000,000		4,000,000
Environmental remediation reserve			600,000	8,000,000	8,000,000	1,200,000																				1,300,000		8,000,000	6,000,000			300,000
Accrual for environmental loss contingencies			16,200,000	17,700,000	17,700,000	6,600,000	10,700,000							300,000	1,300,000
Reduction to reserve due to sale of property	(2,900,000)
Accrued liability for environmental matters, current			$ 6,500,000		$ 8,100,000
Volume of leak													400